Stock-Based Compensation - Schedule of Share-based Compensation Arrangement (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Shares, balance beginning of period	4,010,524	2,867,966	2,683,882	2,601,775
Shares, Options granted		1,327,432	613,647	407,251
Shares, Options exercised	(126,730)	(81,447)	(52,000)	(57,351)
Shares, Options forfeited or expired		(103,427)	(236,084)	(267,793)
Shares, balance end of period	3,835,972	4,010,524	2,867,966	2,683,882	2,601,775
Weighted Average Exercise Price
Weighted-Average Exercise Price, Balance	$ 17.81	$ 9.80	$ 8.37	$ 8.49
Weighted-Average Exercise Price, Options granted		33.94	13.17	6.66
Weighted-Average Exercise Price, Options exercised		6.67	1.69	1.69
Weighted-Average Exercise Price, Options forfeited or expired		11.49	6.12	8.49
Weighted-Average Exercise Price, Balance		$ 17.81	$ 9.80	$ 8.37	$ 8.49
Weighted-Average Remaining Contractual Life		6 years 10 months 20 days	6 years 5 months 1 day	6 years 1 month 13 days	6 years 3 months 7 days
Aggregate Intrinsic Value		$ 263,316